OPERATING LEASES (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Leased Assets [Line Items]
Property, plant and equipment	$ 10,929.6	$ 6,689.8
Operating Leases, Income Statement, Minimum Lease Revenue	285.0	290.8
Revenue from minimum lease payments	285.0	290.8
Revenue from contingent leases	167.1	175.6
Assets Leased to Others [Member]
Operating Leased Assets [Line Items]
Property, plant and equipment	$ 2,000.0	$ 3,000.0